Equity Compensation Plan - Summary of Nonvested Restricted Shares (Detail) - $ / shares				12 Months Ended
	Mar. 24, 2023	Feb. 21, 2023	May 26, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Granted, Number of restricted shares	449,000
Granted, Weighted average grant date fair value per non-vested share	$ 3.11
Non Vested Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Non-vested, Beginning balance, Number of restricted shares				171,872	343,744	0
Granted, Number of restricted shares		284,000	343,744	1,566,000		343,744
Vested, Number of restricted shares				(620,872)	(171,872)
Non-vested, Ending balance, Number of restricted shares				1,117,000	171,872	343,744
Non-vested, Beginning balance, Weighted average grant date fair value per non-vested share				$ 2.99	$ 2.99	$ 0
Granted, Weighted average grant date fair value per non-vested share		$ 2.85	$ 2.99	4.83		2.99
Vested, Weighted average grant date fair value per non-vested share				3.08	2.99
Non-vested, Ending balance, Weighted average grant date fair value per non-vested share				$ 5.52	$ 2.99	$ 2.99